ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 1,084,852	$ 329,631
Accounts payable on legacy beverage assets	250,000	0
Accrued liabilities	1,277,345	205,142
Payroll taxes payable	842	0
Developer royalties payable	84,332	0
Payable on Majesco acquisition (Note 5)	1,190,476
Accounts payable and accrued liabilities	$ 3,887,847	$ 534,773